As filed with the Securities and Exchange Commission on May 18, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
c/o Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2880
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

EVERMORE EUROPEAN VALUE FUND
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 50.6%
	Diversified Financial Services - 4.8%
9,967	RHJ International SA (Belgium) *	$86,426

	Diversified Telecommunication Services - 8.6%
25,296	Cable & Wireless Communications PLC (United Kingdom) *	21,247
49,843	Cable & Wireless Worldwide PLC (United Kingdom) *	69,585
3,531	Vimpel-Communications - ADR (Russia) 1	65,006
		155,838
	Hotels, Restaurants & Leisure - 2.9%
42,749	Punch Taverns PLC (United Kingdom) *	51,897

	Industrial Conglomerates - 15.5%
614	Bollore SA (France) 1	103,373
27,510	C.I.R. SpA (Italy) *1	66,324
1,111	Siemens AG (Germany)	111,268
		280,965
	Luxury Goods - 4.1%
564	PPR SA (France)	75,088

	Media - 4.7%
11,225	Promotora de Informaciones SA (Spain) *1	40,329
1,800	Schibsted ASA (Norway)	45,430
		85,759
	Tobacco - 10.0%
1,618	Philip Morris International, Inc. (United States) 1	84,395
4,096	Swedish Match AB (Sweden)	97,910
		182,305
	TOTAL COMMON STOCKS
	(Cost $908,826)	918,278

	WARRANT - 3.3%
	Diversified Investments - 3.3%
	Liberty Acquisition Holdings Corp.
67,814	Expiration: December, 2013, Exercise Price: $5.50 (United States) *	60,015
	TOTAL WARRANT
	(Cost $70,127)	60,015

Principal
Amount
	CORPORATE BONDS - 6.4%
	Commercial Banks - 4.6%
	LBG Capital No. 2 PLC
$50,000	15.000%, 12/21/2019 (United Kingdom)	84,416

	Hotels, Restaurants & Leisure - 1.8%
	Punch Taverns Finance B
29,000	6.962%, 06/30/2028 (United Kingdom)	31,845
	TOTAL CORPORATE BONDS
	(Cost $116,953)	116,261

Shares
	SHORT-TERM INVESTMENTS - 39.2%
	Money Market Funds - 39.2%
356,497	Aim Liquid Assets Portfolio - Institutional Class, 0.134% 2		356,497
356,496	Fidelity Government Portfolio - Class I, 0.036% 2		356,496
			712,993
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $712,993)		712,993

	TOTAL INVESTMENTS IN SECURITIES - 99.5%
	(Cost $1,808,899)		1,807,547
	Other Assets in Excess of Liabilities - 0.5%		9,477
	TOTAL NET ASSETS - 100.0%		$1,817,024

	ADR	American Depository Receipt
	*	Non-income producing security.
	1	All or a portion of this security was segregated for forward currency contracts.
	2	7-day yield.

		Percent of
	Country	Net Assets
	United Kingdom	14.2%
	France	9.8%
	United States	7.9%
	Germany	6.1%
	Sweden	5.4%
	Belgium	4.8%
	Italy	3.7%
	Russia	3.6%
	Norway	2.5%
	Spain	2.2%
	Cash & Equivalents^	39.8%
	Total	100.0%

	^Includes money markets and other assets in excess of liabilities.

	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

	Cost of investments		$1,808,899
	Gross unrealized appreciation		44,519
	Gross unrealized depreciation		(45,871)
	Net unrealized depreciation		$(1,352)

	+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments
	since the Fund does not have a full fiscal year of history.

Evermore European Value Fund
Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Evermore European Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
Common Stocks^		$ 918,278	$ -	$ -	$ 918,278
Warrant^		60,015	-	-	60,015
Corporate Bonds^		-	116,261	-	116,261
Short-Term Investments		712,993	-	-	712,993
Total Investments in Securities		$ 1,691,286	$ 116,261	$ -	$ 1,807,547

Other Financial Instruments #		$ -	$ 898	$ -	$ 898

^See Schedule of Investments for industry breakout.
# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

As of March 31, 2010, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	371,000 EUR	4/9/2010	$ 502,803	$ 501,098	$ 1,705
Net Value of EUR Contracts			502,803	501,098	1,705

To Sell:
	100,000 GBP	4/9/2010	149,780	151,741	(1,961)
Net Value of GBP Contracts			149,780	151,741	(1,961)

To Sell:
	686,000 SEK	4/9/2010	96,162	95,008	1,154
Net Value of SEK Contracts			96,162	95,008	1,154

Net Value of Outstanding
Forward Currency Contracts			$ 748,745	$ 747,847	$ 898

EUR	Euro
GBP	British Pound
SEK	Swedish Krona

EVERMORE GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares			Value
	COMMON STOCKS - 77.1%
	Beverages - 4.4%
2,760	Coca-Cola FEMSA - ADR (Mexico)		$183,402

	Capital Markets - 2.4%
19,100	LaBranche & Co., Inc. (United States) *		100,466

	Chemicals - 6.2%
1,460	Air Products & Chemicals, Inc. (United States) 1		107,967
2,400	Airgas, Inc. (United States)		152,688
			260,655
	Consumer Finance - 1.6%
3,600	Acom Co. Ltd. (Japan)		58,915
6,300	AIFUL Corp. (Japan)		9,232
			68,147
	Diversified Financial Services - 13.1%
7,980	Bank of America Corp. (United States) 1		142,443
5,560	CIT Group, Inc. (United States) *		216,618
22,330	RHJ International SA (Belgium) *		193,628
			552,689
	Diversified Telecommunication Services - 8.3%
55,204	Cable & Wireless Communications PLC (United Kingdom) *		46,368
110,657	Cable & Wireless Worldwide PLC (United Kingdom) *		154,488
8,140	Vimpel-Communications - ADR (Russia)		149,857
			350,713
	Hotels, Restaurants & Leisure - 2.7%
92,251	Punch Taverns PLC (United Kingdom) *		111,993

	Industrial Conglomerates - 13.8%
1,344	Bollore SA (France)		226,275
60,490	C.I.R. SpA (Italy) *		145,837
2,089	Siemens AG (Germany)		209,216
			581,328
	Luxury Goods - 3.9%
1,236	PPR SA (France)		164,554

	Media - 10.9%
5,600	DIRECTV - Class A (United States) *1		189,336
5,000	DISH Network Corp. (United States)		104,100
16,175	Promotora de Informaciones SA (Spain) *		58,113
4,200	Schibsted ASA (Norway)		106,003
			457,552
	Tobacco - 9.8%
4,030	Philip Morris International, Inc. (United States) 1		210,205
8,504	Swedish Match AB (Sweden)		203,278
			413,483
	TOTAL COMMON STOCKS
	(Cost $3,202,610)		3,244,982

	WARRANT - 3.2%
	Diversified Investments - 3.2%
	Liberty Acquisition Holdings Corp.
152,086	Expiration: December, 2013, Exercise Price: $5.50 (United States) *		134,596
	TOTAL WARRANT
	(Cost $155,182)		134,596

Principal
Amount
	CORPORATE BONDS - 5.7%
	Commercial Banks - 4.0%
	LBG Capital No. 2 PLC
$100,000	15.000%, 12/21/2019 (United Kingdom)		168,832

	Hotels, Restaurants & Leisure - 1.7%
	Punch Taverns Finance B
66,000	6.962%, 06/30/2028 (United Kingdom)		72,474
	TOTAL CORPORATE BONDS
	(Cost $241,836)		241,306

Shares
	SHORT-TERM INVESTMENTS - 14.4%
	Money Market Funds - 14.4%
302,351	Aim Liquid Assets Portfolio - Institutional Class, 0.134%2		302,351
302,352	Fidelity Government Portfolio - Class I, 0.036%2		302,352
			604,703
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $604,703)		604,703

	TOTAL INVESTMENTS IN SECURITIES - 100.4%
	(Cost $4,204,331)		4,225,587
	Liabilities in Excess of Other Assets - (0.4)%		(15,372)
	TOTAL NET ASSETS - 100.0%		$4,210,215

	ADR	American Depository Receipt
	*	Non-income producing security.
	1	All or a portion of this security was segregated for forward currency contracts.
	2	7-day yield.

		Percent of
	Country	Net Assets
	United States	32.4%
	United Kingdom	13.2%
	France	9.3%
	Germany	5.0%
	Sweden	4.9%
	Belgium	4.6%
	Mexico	4.4%
	Russia	3.6%
	Italy	3.5%
	Norway	2.5%
	Japan	1.6%
	Spain	1.4%
	Cash & Equivalents^	13.6%
	Total	100.0%

	^Includes money markets and liabilities in excess of other assets.

	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

	Cost of investments		$4,204,331
	Gross unrealized appreciation		111,745
	Gross unrealized depreciation		(90,489)
	Net unrealized appreciation		$21,256

	+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments
	since the Fund does not have a full fiscal year of history.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Evermore Global Value Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
Common Stocks^		$ 3,244,982	$ -	$ -	$ 3,244,982
Warrant^		134,596	-	-	134,596
Corporate Bonds^		-	241,306	-	241,306
Short-Term Investments		604,703	-	-	604,703
Total Investments in Securities		$ 3,984,281	$ 241,306	$ -	$ 4,225,587

Other Financial Instruments #		$ -	$ (294)	$ -	$ (294)

^See Schedule of Investments for industry breakout.
# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

As of March 31, 2010, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	748,000 EUR	4/9/2010	$ 1,007,699	$ 1,010,301	$ (2,602)
Net Value of EUR Contracts			1,007,699	1,010,301	(2,602)

To Sell:
	85,000 GBP	4/9/2010	127,696	128,980	(1,284)
Net Value of GBP Contracts			127,696	128,980	(1,284)

To Sell:
	6,515,000 JPY	4/9/2010	72,176	69,690	2,486
To Buy:
	384,000 JPY	4/9/2010	(4,149)	(4,108)	(41)
Net Value of JPY Contracts			68,027	65,582	2,445

To Sell:
	1,461,000 SEK	4/9/2010	203,488	202,341	1,147
Net Value of SEK Contracts			203,488	202,341	1,147

Net Value of Outstanding
Forward Currency Contracts			$ 1,406,910	$ 1,407,204	$ (294)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title) /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date May 17, 2010

By (Signature and Title)* /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date May 17, 2010

* Print the name and title of each signing officer under his or her signature.